LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON TAX-FREE INCOME FUND

SUPPLEMENT DATED FEBRUARY 15, 2013

TO THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN SCHEDULE A

The principal address of each of the funds listed in the attached Schedule A and the address of each fund’s Treasurer is:

100 International Drive, Baltimore, Maryland 21202

The following paragraph supplements and replaces any information to the contrary on the cover page of the Statement of Additional Information for each of the funds listed in the attached Schedule A:

Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference. The fund’s Prospectus and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the fund’s distributor to sell shares of the fund (each called a “Service Agent”), by writing the Trust at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902, by calling 1-877-721-1926, by sending an e-mail request to prospectus@leggmason.com or by visiting the fund’s website at http://www.leggmason.com/individualinvestors. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the fund’s sole and exclusive distributor.

SCHEDULE A

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund Name	Date of Statement of Additional Information
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2012
Legg Mason Batterymarch International Equity Trust	May 1, 2012
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	October 31, 2012
Legg Mason BW Absolute Return Opportunities Fund	August 1, 2012
Legg Mason BW Classic Large Cap Value Fund	December 31, 2012
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2013
Legg Mason BW Global High Yield Fund	November 30, 2012
Legg Mason BW Global Opportunities Bond Fund	October 31, 2012
Legg Mason BW International Opportunities Bond Fund	August 1, 2012
Legg Mason Capital Management Special Investment Trust	February 29, 2012
Legg Mason Capital Management Global Growth Trust	February 29, 2012
Legg Mason Capital Management Value Trust	February 29, 2012
Legg Mason Strategic Real Return Fund	October 31, 2012

LEGG MASON INVESTMENT TRUST

Fund Name	Date of Statement of Additional Information
Legg Mason Capital Management Opportunity Trust	May 1, 2012

LEGG MASON TAX-FREE INCOME FUND

Fund Name	Date of Statement of Additional Information
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	August 1, 2012

Please retain this supplement for future reference.

LMFX015345

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